Fair Value Measurements (Level 3 Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contingent consideration	$ 17,500,000
Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Contingent consideration, beginning	6,127,000	18,983,000
Additions from acquisitions	13,057,000	2,065,000
Payments	(457,000)	(3,834,000)
Gain included in earnings	1,162,000	11,127,000
Foreign currency translation	(88,000)	40,000
Contingent consideration, ending	17,477,000	6,127,000
Cost of sales | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Business Combination, Contingent Consideration Arrangements, (Gain) Loss Included in Earnings		10,600,000
General, administrative, restructuring, integration, and other | Level 3 | Recurring basis | Contingent consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Business Combination, Contingent Consideration Arrangements, (Gain) Loss Included in Earnings		500,000
Other noncurrent liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contingent consideration	10,000,000
Accrued liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value of contingent consideration	$ 7,500,000